Consolidated Balance Sheets (USD $)	Dec. 31, 2014	Dec. 31, 2013
Current assets
Cash and cash equivalents	$ 6,581,000	$ 20,355,000
Accounts receivable	100,000	8,000
Prepaid expenses and other current assets	339,000	297,000
Total current assets	7,020,000	20,660,000
Property and equipment, net	1,220,000	145,000
In process research and development	12,446,000	12,446,000
Acquired patents, net	369,000	400,000
Goodwill	7,562,000	7,562,000
Total assets	28,617,000	41,213,000
Current liabilities
Accounts payable and accrued expenses	1,167,000	2,147,000
Deferred revenue	244,000	244,000
Accrued severance	457,000	0
Total current liabilities	1,868,000	2,391,000
Preferred B stock conversion liability	12,320,000	40,791,000
Warrant liability	5,826,000	16,871,000
Accrued severance	98,000	0
Deferred tax liability	3,078,000	3,078,000
Total liabilities	23,190,000	63,131,000
Series B redeemable convertible preferred stock
Preferred stock, $0.01 par value, 10,000,000 shares authorized, 8,671,040 shares issued and outstanding at December 31, 2014 and 8,859,978 shares issued and outstanding at December 31, 2013 (liquidation preference of $14,042,000 and $13,022,000 at December 31, 2014 and December 31, 2013, respectively)	1,990,000	707,000
Stockholders' equity (deficit)
Common stock, $0.01 par value, 445,000,000 shares authorized, 199,159,093 shares issued and outstanding at December 31, 2014 and 182,535,562 shares issued and outstanding at December 31, 2013	1,992,000	1,825,000
Additional paid-in capital	363,451,000	358,828,000
Paid-in-capital - contingent shares	0	1,837,000
Accumulated deficit	(362,006,000)	(385,115,000)
Total stockholders’ equity (deficit)	3,437,000	(22,625,000)
Total liabilities, Series B redeemable convertible preferred stock and stockholders’ equity (deficit)	$ 28,617,000	$ 41,213,000